Long- term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long- term investments
Schedule of equity investments without readily determinable fair values

	December 31, 2020	December 31, 2021
	RMB	RMB
Equity securities investments without readily determinable fair values investments：
Shenzhen Cheyou alliance Automobile Service Co., Ltd ("Cheyou Union")(1)	700	—
Fat Magpie (Beijing) technology Co., Ltd. (“Fat Magpie”)(1)	5,400	—
Equity method investments：
Shanghai Three Drivers Culture Media Co., Limited (“STDC”)(2)	2,849	5,357
Total	8,949	5,357